Intangible Assets - Schedule of Intangible Assets (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	CAD 626	CAD 586
Accumulated Amortization	330	274
Development in Progress	53	24
Total	349	336
Computer Applications Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	621	579
Accumulated Amortization	326	270
Development in Progress	53	24
Total	348	333
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	5	7
Accumulated Amortization	4	4
Total	CAD 1	CAD 3